Inventories - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Finished goods and goods for resale	$ 1,024,942	$ 1,191,047
Provision for impairment	(171,863)	(111,686)
Total	$ 853,079	$ 1,079,361	[1]

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).